Related Parties - Summary of Directors and Executive Board Management Compensation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Directors [member]
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 2	$ 2	$ 3
Share-based payments	3	3	2
Total Compensation	5	5	5
Executive board management [member]
Disclosure of transactions between related parties [line items]
Short-term employee benefits	28	18	25
Post employment benefits	1		2
Share-based payments	68	64	65
Total Compensation	$ 97	$ 82	$ 91